Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents, and Short-Term Investments [Abstract]
Cash and cash equivalents and short-term investments	Cash and cash equivalents and short-term investments
Accounting policy
Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, deposits with governments and government-related bodies, money market funds and bank accounts readily convertible to known amounts of cash with insignificant interest rate risk and original maturities to the entity holding the investments for three months or less at the date of acquisition.
Investments with original maturities at the date of acquisition greater than three months and less than one year are presented as short-term investments. Fair value changes in these investments, which are not temporary, are recognized in the Consolidated statements of operations. Short-term investments have immaterial interest rate risk.
Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31 (€, in millions)	2024	2025
Deposits with financial institutions, governments and government-related bodies	4,850.4	5,558.5
Investments in money market funds	6,379.2	6,222.2
Bank accounts	1,506.3	1,135.3
Cash and cash equivalents	12,735.9	12,916.0

Deposits with financial institutions, governments and government-related bodies	5.4	405.9
Short-term investments	5.4	405.9
Cash and cash equivalents mainly increased due to net cash provided by operating activities, driven by net income and down payments. This increase is partly offset by purchases of property, plant and equipment, purchases of treasury shares, loans issued and dividend paid.
Deposits with financial institutions, governments and government-related bodies and investments in money market funds have an investment-grade credit rating as rated by credit rating institutions such as Standard & Poor's,
Moody’s or Fitch. Our cash and cash equivalents are predominantly denominated in euros and to some extent in US dollars, Taiwanese dollars, South Korean won and Chinese yuan.
The carrying amount of these assets approximates their fair value.
As of December 31, 2025, no restrictions on usage of cash and cash equivalents exist (2024: no restrictions).